INCOME TAX (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Operating loss carry forward	$ 7,656	$ 8,081
Reserves and allowances	1,629	1,525
Net deferred tax assets before valuation allowance	9,285	9,606
Valuation allowance	(5,213)	(5,347)
Net deferred tax assets	4,072	4,259
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	$ 4,027	$ 4,259
Valuation allowance
Net deferred tax assets	$ 4,027	$ 4,259
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	5,258	5,347
Valuation allowance	(5,213)	$ (5,347)
Net deferred tax assets	$ 45